Applicable laws and regulations	12 Months Ended
Dec. 31, 2020
Applicable laws and regulations
Applicable laws and regulations

32.Applicable laws and regulations

Liquidity index

Rule No. 2‑2018 issued by the Superintendence of Banks of Panama (SBP) establishes that every general license or international license bank must guarantee, with a higher level of confidence, that it is in the position to face its intraday liquidity obligations in a period when liquidity pressure may affect the lending market. For that purpose, the Superintendence of Banks of Panama has established a short-term liquidity coverage ratio known as “Liquidity Coverage Ratio or LCR”. This ratio is measured through the quotient of two amounts, the first one corresponds to the high-quality liquid assets and the second one corresponds to the net cash outflows in 30 days.

As of December 31, 2020, and 2019, the minimum LCR to be reported to the SBP was 65% and 50%, respectively. The Bank´s LCR as of December 31, 2020 and 2019 was 249% and 131%, respectively.

Rule No. 4‑2008 issued by the SBP establishes that every general license or international license bank must maintain, always, a minimum balance of liquid assets equivalent to 30% of the gross total of its deposits in the Republic of Panama or overseas up to 186 days, counted from the reporting date. The formula is based on the following parameters:

Liquid assets	x 100 = X% (Liquidity ratio)
Liabilities (Deposits Received)

As of December 31, 2020, and 2019, the percentage of the liquidity index reported by the Bank to the regulator was 79.99% and 100.36%, respectively.

Capital adequacy

The Banking Law in the Republic of Panama and the Rules No. 01‑2015 and 03‑2016 require that the general license banks maintain a total capital adequacy index that shall not be lower, at any time, than 8% of total assets and off-balance sheet irrevocable contingency transactions, weighted according to their risks; and ordinary primary capital that shall not be less than 4.5% of its assets and off-balance sheet transactions that represent an irrevocable contingency, weighted based on their risks; and a primary capital that shall not be less than 6% of its assets and off-balance sheet transactions that represent an irrevocable contingency, weighted based on their risks.

The primary objectives of the Bank’s capital management policy are to ensure that the Bank complies with capital requirements imposed by local regulator and maintains strong credit ratings and healthy capital ratios to support its business and to maximize shareholder value.

The Bank manages its capital structure and adjusts it according to changes in economic conditions and the risk characteristics of its activities. To maintain or adjust the capital structure, the Bank may adjust the amount of dividend payment to shareholders, return capital to shareholders or issue capital securities. No changes have been made to the objectives, policies and processes from the previous periods. However, they are under constant review by the Board.

	December 31,	December 31,
	2020	2019
Capital funds	1,048,182	1,026,125

Risk-weighted assets	5,187,054	5,937,648
Capital adequacy index	20.21%	17.28%

Leverage ratio

Article No. 17 of the Rule No. 1‑2015 establishes the leverage ratio of a regulated entity by means of the quotient between the ordinary primary capital and the total exposure for non-risk-weighted assets inside and outside the consolidated statement of financial position established by the SBP. For the determination of the exposure of off-balance-sheet operations, the criteria established for credit and counterparty credit risk positions will be used. The exposure of the derivatives will be the fair value at which it is recorded in the entity’s assets.

The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.

	December 31, 2020	December 31, 2019
Ordinary capital	912,164	890,106

Non-risk-weighted assets	6,479,416	7,323,187
Leverage ratio	14.08%	12.15%

Specific credit provisions

SBP Rule No. 4‑2013, modified by Rule No. 8‑2014, states that the specific provisions are originated from the objective and concrete evidence of impairment. These provisions must be established for credit facilities classified according to the risk categories denominated as: special mention, substandard, doubtful, or unrecoverable, both for individual credit facilities as for a group of such facilities. In the case of a group, it corresponds to circumstances that indicate the existence of deterioration in credit quality, although individual identification is still not possible.

Banks must calculate and maintain at all times the amount of the specific provisions determined by the methodology specified in this Rule, which takes into account the balance owed of each credit facility classified in any of the categories subject to provision, mentioned in the paragraph above; the present value of each guarantee available in order to mitigate risk, as established by type of collateral; and a weighting table that applies to the net exposure balance subject to loss of such credit facilities.

Article No. 34 of this Rule establishes that all credits must be classified in the following five (5) categories, according to their default risk and loan conditions, and establishes a minimum reserve for each classification: normal 0%, special mention 20%, substandard 50%, doubtful 80%, and unrecoverable 100%.

If there is an excess in the specific provision, calculated in accordance with this Rule, compared to the provision calculated in accordance with IFRS, this excess will be accounted for as a regulatory credit reserve in equity and will increase or decrease with appropriations from/to retained earnings. The balance of the regulatory credit reserve will not be considered as capital funds for calculating certain ratios or prudential indicators mentioned in the Rule.

Based on the classification of risks, collateral and in compliance with SBP Rule No. 4‑2013, the Bank classified the loan portfolio as follows:

	December 31, 2020
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,147,846	9,281	10,593	—	—	2,167,720
Financial Institutions:
Private	2,231,742	—	—	—	—	2,231,742
State-owned	476,520	—	—	—	—	476,520
	2,708,262	—	—	—	—	2,708,262
Sovereign	35,415	—	—	—	—	35,415
	4,891,523	9,281	10,593	—	—	4,911,397

Allowance for loan losses IFRS (*):	34,720	1,857	4,588	—	—	41,165

Loans at FVTPL
Financial Institutions:
Private	4,949	—	—	—	—	4,949
Total loans	4,896,472	9,281	10,593	—	—	4,916,346

	December 31, 2019
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,487,859	13,595	—	—	61,845	2,563,299
Financial Institutions:
Private	2,692,787	—	—	—	—	2,692,787
State-owned	589,690	—	—	—	—	589,690
	3,282,477	—	—	—	—	3,282,477
Sovereign	47,221	—	—	—	—	47,221
Total	5,817,557	13,595	—	—	61,845	5,892,997

Allowance for loan losses IFRS (*):	42,396	2,338	—	—	54,573	99,307

As of December 31, 2020, and 2019, there are no restructured loans.

(*) As of December 31, 2020, and 2019, there is no excess in the specific provision calculated in accordance with Agreement No. 8-2014 of the SBP, over the provision calculated in accordance with IFRS.

For statutory purposes only, non-accruing loans are presented by category as follows:

Loans at	December 31, 2020
amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	10,593	—	—	10,593
Total	—	—	10,593	—	—	10,593

Loans at	December 31, 2019
amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	—	—	61,845	61,845
Total	—	—	—	—	61,845	61,845

	December 31,	December 31,
	2020	2019

Non-accruing loans:
Private corporations	10,593	61,845
Total non-accruing loans	10,593	61,845

Interest that would be reversed if the loans had been classified as non-accruing loans	351	1,379
Income from collected interest on non-accruing loans	—	631

Credit risk coverage - dynamic provision

The SBP by means of Rule No. 4‑2013, establishes the compulsory constitution of a dynamic provision in addition to the specific credit provision as part of the total provisions for the credit risk coverage.

The dynamic provision is an equity item associated to the regulatory capital but does not replace or offset the capital adequacy requirements established by the SBP.

Modified Special Mention loans

SBP Rule No. 2-2020, which as an amendment to Rule 4-2013, with effect on March 31, 2020, allows banks to grant a grace period to customers affected in their businesses, regarding the COVID-19 effects, until June 30, 2020. As of that date, and as a result of an agreement signed between the Government of Panama and the Banking Association of Panama, as well as the issuance of Law No. 156 on moratorium, extended the financial relief to those affected by COVID-19 and who requested it until December 31, 2020.  Subsequently, Rule No. 13-2020 which arise as an amendment to Rule No. 2-2020, with effect on October 2020 allows an additional grace of period to the financial relief until June 30, 2021.

On September 11, 2020, the Superintendence of Banks of Panama issued Rule No. 9-2020 amending Rule No.  2-2020 of March 16, 2020, by which, it defines that loans classified as normal and special mention, as well as restructured loans without arrears, may be modified in accordance with the guidelines established herein. Moreover, the loans amended in normal and special mention categories shall be classified in "modified special mention" category for the purpose of determining the respective provisions.  Modified restructured loans in the substandard, doubtful or unrecoverable categories shall maintain the credit classification they had at the time of their modification with their respective provision.

In accordance with the Rule referred to in the preceding paragraph, about the modified special mention loan portfolio, banks will create a provision equivalent to the highest value between the IFRS provision of the modified special mention category and a generic provision equivalent to three percent (3%) of the gross balance of the modified loan portfolio, including uncollected accrued interest and capitalized interests; modified loans secured with deposits pledged in the same bank may be excluded from this calculation up to the secured amount. For this, the following scenarios will be considered:

1. In cases where the IFRS provision is equal to or greater than the generic provision of 3% established herein, the Bank will record the corresponding IFRS provision in the profit or loss of the year.

2. In cases where the IFRS provision is less than the generic provision of 3% established herein, the Bank will record such IFRS provision in the profit or loss and the difference must be record in the results or in a regulatory reserve in equity, taking into consideration the following aspects:

i.When the IFRS provision is equal to or greater than 1.5%, the Bank must record such IFRS provision in the profit or loss. Likewise, the difference to complete the 3% of the generic provision established herein must be recorded in a regulatory reserve in equity.

ii.When the IFRS provision is less than 1.5%, the Bank must ensure that this percentage is completed and recorded in the profit or loss. Likewise, the difference to complete the 3% of the generic provision established herein must be recorded in a new regulatory reserve in equity.

In accordance with the requirements of Article 4-E of  Rule No. 9-2020, a detail of the portfolio of  modified special mention category loans and their respective provisions and regulatory reserves as of December 31, 2020, classified according to the three-stage model of IFRS 9 follows:

	Stage 1	Stage 2	Stage 3	Total

Modified special mention loans
Modified loans
Corporate	—	8,829	—	8,829
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	—	—	—	—
(+) Interest receivable	—	7	—	7
(-) Unearned interest and deferred fees	—	—	—	—
Total loan portfolio subject to provisions
Rule No. 9-2020	—	8,836	—	8,836

Allowance
Allowance IFRS 9	—	1,767	—	1,767
Collective allowance (complement to 1.5%) *				—
Regulatory reserve (complement to 3%) *				—
Total allowance and reserves				1,767

*Because IFRS 9 provision for modified special mention loans by $1.7million exceeds the generic provision equivalent to the 3% required by Rule No. 9-2020, the Bank does not require additional complementary equity reserves to the existing provision.

As part of the Bank's risk management, both individual and collective analyzes of the condition of the loans have been developed, including the segmentation of the portfolio in order to identify the employment situation or the opening of economic activity of each client and define who will be able to meet their bank obligations, who will have difficulties in doing so and who will definitely not be able to meet and thus determine if there has been a significant increase in risk and classify those loans according to the corresponding impairment stage. Additionally, different agreements have been reached with clients based on the individual analysis of their ability to generate the cash flows necessary to meet their obligations.

As of December 31, 2020, the modified special mention loan has complied with its contractual payments of the loan agreement.

It is important to note that in addition to the modified special mention loan, the Bank maintains corporate loans in Substandard category and that they embraced to the moratorium of Law No. 156 of June 30, 2020.  As of December 31, 2020, these loans carrying amount is $10.9 million (including interest) and present interest payments with a default of up to 30 days.

Methodology for the constitution of the regulatory credit reserve

The Superintendence of Banks of Panama by means of the General Resolution of Board of Directors SBP-GJD-0003-2013 of July 9, 2013, establishes the accounting methodology for differences that arise between the application of the International Financial Reporting Standards (IFRS) and the application of prudential regulations issued by the SBP; as well as the additional disclosures required to be included in the notes to the consolidated financial statements.

The parameters established in this methodology are the following:

1.	The calculations of accounting balances in accordance with IFRS and the prudential standards issued by the SBP will be carried out and the respective figures will be compared.
2.

When the calculation made in accordance with IFRS results in a higher reserve or provision for the bank compared to the one resulting from the use of the prudential standards issued by the SBP, the Bank will account the IFRS figures.

3.

When the impact of the use of prudential standards results in a higher reserve or provision for the Bank, the effect of the application of IFRS will be recognized in profit or loss, and the difference between IFRS calculation compared to the prudential standards calculation will be appropriated from retained earnings as a regulatory credit reserve. If the Bank does not have sufficient retained earnings, the difference will be presented as an accumulated deficit account.

4.

The regulatory credit reserve mentioned in paragraph 3 of this Rule may not be reversed against retained earnings as long as there are differences between IFRS and the originated prudential regulations.

Considering that the Bank presents its consolidated financial statements under IFRS, specifically for its expected credit reserves under IFRS 9, the line "Regulatory credit reserve" established by the SBP has been used to present the difference between the application of the accounting standard used and the prudential regulations of the SBP to comply with the requirements of Rule No. 4‑2013.

As of December 31, 2020, and 2019, the total amount of the dynamic provision and the regulatory credit reserve calculated according to the guidelines of Rule No. 4‑2013 of the SBP is $136 million for both years, appropriated from retained earnings for purposes of compliance with local regulatory requirements. This appropriation is restricted from dividend distribution in order to comply with local regulations. The provision and reserve are detailed as follows:

	December 31,	December 31,
	2020	2019
Dynamic provision	136,019	136,019
Regulatory credit reserve	—	—
	136,019	136,019

Capital reserve

In addition to capital reserves required by regulations, the Bank maintains a capital reserve of $95.3 million, which was voluntarily established. Pursuant to Article No. 69 of the Banking Law, reduction of capital reserves requires prior approval of SBP.